DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operations [Abstract]
Disclosure of discontinued operations [text block]
NOTE 30. DISCONTINUED OPERATIONS

Compañía de financiamiento Tuya S.A is a private entity oriented to offer lines of credit directed to individuals, corporate credit cards, vehicle loan and payroll loans among others, as a result of which Tuya has achieved a significant market share position in the consumer loan market in Colombia.

On October 31, 2016 Bancolombia S.A, announced that, after obtaining all the required regulatory approvals, the sale agreement announced in a press release on July 1, 2015, pursuant to which Bancolombia S.A (“Bancolombia”), the Fondo de Empleados of Grupo Bancolombia - FEBANC and Fundación Bancolombia, (together, the “Sellers”), transferred to Almacenes Exito S.A (“Almacenes Exito”) and Almacenes Exito Inversiones S.A.S (together, the “Buyers”) 50% of the shares of Compañía de Financiamiento Tuya S.A (“Tuya”), entered into effect. The total purchase price of the transaction was COP 79,017.

As a result of this transaction:

1.	Tuya is jointly controlled by the strategic partners since October 30, 2016.

2.	Tuya’s shares formerly owned by the Bank will now be owned by Bancolombia S.A. and its subsidiaries Banca de Inversión Bancolombia S.A. Corporación Financiera and BIBA Inmobiliaria SAS.

3.
Tuya’s assets and liabilities were derecognized at their carrying amounts at October 31, 2016, which is considered the date when the Bank’s control was lost. Likewise the Bank recognized the fair value of the non-controlling interest in Tuya amounting to COP 343,108 as a joint venture. The fair value of the consideration received amounted to COP 79,017 and as a result of this transaction the Bank recognized an income by COP 263,770 (associated with the remeasurement of the fair value) in the statement of income in the line “Income from discontinued operations”, and the related occasional earning tax amounted to COP 659 and the deferred income tax amounted to COP 99,614.

Analysis of the results of discontinued operations:

Results of operations as of October 31, 2016, recognized in the Consolidated Statement of Income as Net income from discontinued operations, are the following:

Ten months ended October 31, 2016
In millons of COP
Interest income on loans	408,233
Overnight and market funds	320
Interest and valuation on investment	1,246
Total interest and valuation	409,799
Interest expense	(106,110)
Net margin on financial instruments	303,689
Credit impairment charges on loans, net	(323,290)
Net interest and valuation income after provision for loans and financial leases	(19,601)
Fees and other service income, net	244,193
Other operating income	1,365
Total income, net	225,957
Total operating expenses	(221,310)
Profit before tax	4,647
Income tax	(2,961)
Net income from discontinued operations	1,686